Operating segments (Details 1) - KRW (₩) ₩ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Segment revenue		₩ 78,176,088		₩ 43,010,330	₩ 67,481,156
Elimination of intersegment revenue		(95,168)
Consolidated net revenue		78,080,920		43,010,330	67,481,156
Depreciation/Amortization				3,173,683	3,284,032
Depreciation		2,649,937		2,817,673	2,921,232
Amortization		600,074		356,010	362,800
Employee benefit expenses		14,429,972		9,549,202	11,777,876
Segment operating profit(loss)		(142,598,930)	[1]	(3,506,891)	3,497,398
Other adjustment	[2]	(52,128,930)
Company operating profit		(194,727,860)
Content Merchandising [Member]
IfrsStatementLineItems [Line Items]
Segment revenue		44,415,967		28,379,904	49,771,824
Elimination of intersegment revenue
Consolidated net revenue		44,415,967		28,379,904	49,771,824
Depreciation/Amortization				501,513	750,031
Depreciation		467,669
Amortization		52,104
Employee benefit expenses		4,220,468
Segment operating profit(loss)		3,996,955	[1]	(969,001)	3,802,307
Other adjustment	[2]
Company operating profit
Food and beverages [Member]
IfrsStatementLineItems [Line Items]
Segment revenue		12,323,986		14,630,426	17,709,332
Elimination of intersegment revenue		(95,168)
Consolidated net revenue		12,228,818		14,630,426	17,709,332
Depreciation/Amortization				2,672,170	2,534,001
Depreciation		1,638,642
Amortization		269,400
Employee benefit expenses		4,915,334
Segment operating profit(loss)		(1,964,917)	[1]	₩ (2,537,890)	₩ (304,909)
Other adjustment	[2]
Company operating profit
Content production [Member]
IfrsStatementLineItems [Line Items]
Segment revenue		20,690,997
Elimination of intersegment revenue
Consolidated net revenue		20,690,997
Depreciation		417,102
Amortization		278,570
Employee benefit expenses		4,370,899
Segment operating profit(loss)	[1]	(143,774,320)
Other adjustment	[2]
Company operating profit
Content investment [Member]
IfrsStatementLineItems [Line Items]
Segment revenue		745,138
Elimination of intersegment revenue
Consolidated net revenue		745,138
Depreciation		126,524
Amortization
Employee benefit expenses		923,271
Segment operating profit(loss)	[1]	(856,648)
Other adjustment	[2]
Company operating profit

[1]	During the year ended December 31, 2025, segment operating loss of Korean Won 143,774,320 was incurred mainly due to the impairment loss on goodwill allocated to Content production CGUs(Note 21).
[2]	The adjustment relates to the listing expenses accounted in accordance to IFRS 2 due to the merger between K Enter Holdings Inc. and K Wave Media Ltd., and measurement of liabilities related to shareholders’ agreement.